Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 222,775	$ 552,849
Restricted cash		20,104
Accounts receivable, net of allowances of $9,600 at December 31,2011 and $0 at December 31, 2010	269,237	233,846
Inventories	1,069,013	1,104,056
Prepaid income taxes	4,739	1,442
Prepaid expenses and other current assets	143,591	296,756
Total current assets	1,709,355	2,208,963
PROPERTY AND EQUIPMENT, NET	89,171	192,777
Deposits	6,472	6,472
Intangible assets, net	133,762	182,394
TOTAL ASSETS	1,938,760	2,590,606
Accounts payable	890,676	234,568
Accrued employee compensation	180,437	172,251
Accrued professional fees and other	397,738	337,698
Deferred revenue	36,669	27,153
Promissory note	150,000
Short-term debt	394,912
Warrant derivative liability	436,553
Total current liabilities	2,336,985	771,670
Deferred revenue	10,111	9,427
TOTAL LIABILITIES	2,347,096	781,097
Series A convertible preferred stock, $.01 par value; 313,960 shares authorized; 0 shares issued and outstanding on December 31, 2011 and 262,135 shares issued and outstanding on December 31, 2010		2,621
Series B convertible preferred stock, $.01 par value; 279,256 shares authorized; 0 shares issued and outstanding on December 31, 2011 and 88,711 shares on December 31, 2010		887
Series C convertible preferred stock, $.01 par value; 88,098 shares authorized; 88,098 shares issued and outstanding on December 31, 2011 and 0 shares on December 31, 2010 (Liquidation value of $1,101,225)	881
Series D convertible preferred stock, $.01 par value; 850 shares authorized; 743 shares issued and outstanding on December 31, 2011 and 0 shares on December 31, 2010 (Liquidation value of $743,000)	7
Common stock, $.01 par value; 20,000,000 shares authorized; 6,723,993 shares issued and outstanding on December 31, 2011 and 2,711,750 shares issued and outstanding on December 31, 2010	67,240	27,118
Warrants to acquire preferred stock and common stock	2,203,101	1,248,909
Additional paid-in capital	13,823,875	12,095,237
Accumulated deficit	(16,503,440)	(11,565,263)
Total stockholders' equity	(408,336)	1,809,509
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,938,760	$ 2,590,606